UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

Parr Family of Funds

(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117	Memphis, TN 38137
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  901.680.5266

Date of fiscal year end:   04/30/2011

Date of reporting period: 01/31/2011

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

COMMON STOCK - (70.92%)	Shares	Fair Value

ADVERTISING (1.91%)
ChinaNet Online Holdings, Inc. *	60,200	$235,984

AGRICULTURE (7.77%)
Asia Green Agriculture Corp. (Acquired 08/09/2010, Cost $157,498) * F, R	49,968	157,497
Sino Green Land Corp. *	650,000	130,000
Southern China Livestock, Inc. (Acquired 03/22/2010, Cost $150,000) * F, R	30,000	150,000
Tianli Agritech, Inc. *	60,000	306,600
Yasheng Group *	88,100	214,964
		959,061

AUTO MANUFACTURERS (2.19%)
Kandi Technologies Corp. *	65,000	270,725

AUTO PARTS & EQUIPMENT (1.33%)
Wonder Auto Technology, Inc. *	22,500	164,025

BUILDING MATERIALS (5.41%)
China Advanced Construction Materials Group, Inc. *	20,000	87,200
China Infrastructure Construction Corp. *	172,000	344,000
Ossen Innovation Co. Ltd. - ADR *	55,000	236,500
		667,700

CHEMICALS (1.31%)
Changda International Holdings, Inc. *	130,500	110,925
Keyuan Petrochemicals, Inc.	10,000	51,200
		162,125

COMMERCIAL SERVICES (4.02%)
China Redstone Group, Inc. *	105,000	336,000
China Redstone Group, Inc. (Acquired 02/19/2010, Cost $164,000) * F, R	50,000	160,000
		496,000

ELECTRICAL COMPONENTS & EQUIPMENT (10.24%)
China Electric Motor, Inc. *	20,000	88,800
China Intelligent Lighting and Electronics, Inc. *	37,000	88,060
China Power Equipment, Inc. *	65,000	84,500
China Ritar Power Corp. *	50,000	128,000
GC China Turbine Corp. *	376,000	210,560
New Energy Systems Group *	68,700	456,855
NIVS IntelliMedia Technology Group, Inc. *	100,000	208,000
		1,264,775

FOOD & BEVERAGE (11.63%)
American Lorain Corp. *	10,800	31,212
China Nutrifruit Group Ltd. *	50,000	145,000
Emerald Acquisition Corp. * F, W	50,000	250,000
Emerald Dairy, Inc. *	232,000	248,240
Rodobo International, Inc. *	76,000	190,000
Yanglin Soybean, Inc. * F	45,600	45,600
Yuhe International, Inc. *	58,400	525,600
		1,435,652
INTERNET (0.12%)
Moqizone Holding Corp. * F	15,200	15,200

The accompanying notes are an integral part of this schedule of investments.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

COMMON STOCK - (70.92%) (continued)	Shares	Fair Value

LEISURE TIME (1.32%)
SOKO Fitness & Spa Group, Inc. *	36,600	$162,870

MACHINERY - DIVERSIFIED (3.50%)
NF Energy Saving Corp. *	96,000	432,000

MEDIA (1.58%)
China Yida Holding Co. *	20,511	195,675

MISCELLANEOUS MANUFACTURING (2.19%)
Shengkai Innovations, Inc. *	50,000	270,500

OIL & GAS (7.59%)
China North East Petroleum Holdings Ltd. *	80,300	431,211
Longwei Petroleum Investment Holding Ltd. (Acquired 11/08/2010, Cost $410,000) * F, R	200,000	506,000
		937,211
PHARMACEUTICALS (1.25%)
Skystar Bio-Pharmaceutical Co. Ltd. *	20,000	154,200
.
RETAIL (2.34%)
China Jo-Jo Drugstores, Inc. *	44,300	194,034
Kingold Jewelry, Inc. *	35,000	95,200
		289,234

SOFTWARE (1.31%)
SinoHub, Inc. *	59,700	162,384

TELECOMMUNICATIONS (3.13%)
Zoom Technologies, Inc. *	70,000	286,300
ZST Digital Networks, Inc. *	17,500	99,925
		386,225

TRANSPORTATION (0.78%)
Andatee China Marine Fuel Services Corp. *	20,000	96,800

TOTAL COMMON STOCK (Cost $10,160,019)		8,758,346

PREFERRED STOCK - (5.71%)

ADVERTISING (1.27%)
ChinaNet Online Holdings, Inc.	40,000	156,800

FOOD & BEVERAGE (2.35%)
China Nutrifruit Group Ltd.	10,000	290,000

HOUSING CONSTRUCTION (0.97%)
China Wood, Inc. (Acquired 09/01/2010, Cost $120,000) F, R	30,000	120,000

The accompanying notes are an integral part of this schedule of investments.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

PREFERRED STOCK - (5.71%) (continued)		Shares	Fair Value

INTERNET (0.31%)
Moqizone Holding Corp. F		70	$38,888

TRANSPORTATION (0.81%)
China Dredging Group (Acquired 10/25/2010, Cost $100,000) * F, R		20,000	100,000

TOTAL PREFERRED STOCK (Cost $720,000)			705,688

	Expiration Date -
WARRANTS - (1.59%)	Exercise Price
American Lorain Corp. A *	05/02/15 - $ 3.00	14,000	-
American Lorain Corp. B *	11/02/13 - $ 3.00	4,000	-
Asia Green Agriculture Corp. (Acquired 08/09/2010, Cost $0) * F, R	08/20/13 - $ 3.78	3,997	-
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	-
China Infrastructure Construction Corp. *	03/05/13 - $ 6.00	50,000	-
China North East Petroleum Holdings Ltd. *	03/08/12 - $ 6.00	8,000	-
China Nutrifruit Group Ltd. *	10/08/13 - $ 3.30	25,000	-
China Redstone Group, Inc. (Acquired 02/19/2010, Cost $0) * F, R	02/23/14 - $ 4.10	25,000	-
China Wood, Inc. (Acquired 09/01/2010, Cost $0) * F, R	09/01/15 - $ 4.80	15,000	-
ChinaNet Online Holdings, Inc. A *	08/20/12 - $ 3.00	20,000	18,400
ChinaNet Online Holdings, Inc. B *	08/20/14 - $ 3.75	20,000	3,400
Emerald Acquisition Corp. * F, W	10/22/14 - $ 6.00	25,000	-
HQ Sustainable Maritime Industries, Inc. *	08/13/15 - $ 4.5156	10,000	-
L & L Energy, Inc. *	11/06/14 - $ 5.62	12,000	34,560
Longwei Petroleum Investment Holding Ltd. *	10/29/12 - $ 2.255	182,000	50,050
Moqizone Holding Corp. A * F	05/31/12 - $ 2.50	19,445	-
Moqizone Holding Corp. B * F	05/31/12 - $ 3.00	19,445	-
Rodobo International, Inc. *	06/17/15 - $ 3.50	18,500	-
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	-
SinoCoking Coal and Coke Chemical Industries, Inc. *	03/10/15 - $ 12.00	12,500	-
SinoHub, Inc. B *	09/10/13 - $ 3.00	50,000	-
SmartHeat, Inc. *	08/22/11 - $ 6.00	20,000	-
Southern China Livestock, Inc. (Acquired 03/22/2010, Cost $0) * F, R	03/28/14 - $ 5.50	15,000	-
Wuhan General Group China, Inc. *	02/07/12 - $ 2.563	180,000	90,000
Zoom Technologies, Inc. A *	11/15/15 - $ 4.71	75,000	-

TOTAL WARRANTS (Cost $103,267)			196,410

SHORT TERM INVESTMENTS (10.29%)
Fifth Third Institutional Money Market Fund, 0.10% ** (Cost $1,270,691)		1,270,691	$1,270,691

TOTAL INVESTMENTS (Cost $12,253,977) - 88.51%			$10,931,135
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 11.49%			1,418,832
NET ASSETS - 100%			$12,349,967

* Non-income producing security.

ADR American Depositary Receipt.
F          This security was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees.  The total fair value of such securities at January 31, 2011 is $1,543,185 which represents 12.50% of total net assets.  These securities are classified as either level 2 or level 3 of the fair value heirarchy.  For details relating to each fair valued security, please see Note 1.

R          This security is restricted from sale until certain regulatory filings are approved.  The total fair value of such securities at January 31, 2011 is $1,193,497 which represents 9.66% of total net assets.  These securities are classified as either level 2 or level 3 of the fair value heirarchy.  For details relating to each restricted security, please see Note 1.

W This security is a when-issued security.

The accompanying notes are an integral part of this schedule of investments.

Parr Family of Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price.  Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.  Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.  The Fund normally uses pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Trustees have adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information.  These guidelines are implemented by the Fund’s Fair Value Committee and the Adviser, which, subject to the oversight of the Fair Value Committee, reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security.  Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  As of January 31, 2011, sixteen (16) securities were fair valued as determined by the Board of Trustees.

Restricted Securities—The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.  The investments in 49,968 shares and 3,997 warrants of Asia Green Agriculture Corp., 30,000 shares and 15,000 warrants of Southern China Livestock International, Inc., 50,000 shares and 25,000 warrants of China Redstone Group, Inc., 200,000 shares of Longwei Petroleum Investment Holding Ltd., 30,000 preferred shares and 15,000 warrants of China Wood, Inc. and 20,000 preferred shares of China Dredging Group were initiated by the Adviser as private placement offerings.  Other clients of the Adviser can also participate in private placements.  The securities that are part of the private placement offerings are restricted from sale until such time as their registration becomes effective and the restrictions are lifted.

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees.  These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business.  Using these factors and criteria, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.  Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale.  Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Parr Family of Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, Accounting Standards Codification (“ASC”) 820 (formerly Financial Accounting Standards Board Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	The USX China Fund
Level 1
Common Stock	$7,474,049
Preferred Stock	446,800
Short-Term Investments	1,270,691
Total Level 1	$9,191,540

Level 2
Common Stock (b)	$884,297
Preferred Stock (b)	258,888
Warrants (b)	196,410
Total Level 2	$1,339,595

Level 3
Common Stock (b)	$400,000
Warrants (b)	-
Total Level 3	$400,000
Total Investments	$10,931,135

(a)	For a detailed break-out by major industry classification of all securities held by the Fund please refer to the Schedule of Investments.
(b)
Certain securities and warrants are valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The sale of certain of these securities is restricted until certain regulatory filings are approved.

The following amounts were transfers in/(out) or Level 2 assets:

	Common Stock	Preferred Stock	Totals

Transfers into Level 2 from Level 1	$663,497	$220,000	$883,497
Transfers from Level 2 into Level 1	(2,008,494)	(312,312)	(2,320,806)
Net Transfers in/(out) of Level 2	$(1,344,997)	$(92,312)	$(1,437,309)

Transfers that were made into Level 2 represent new securities being fair valued by the Adviser using observable inputs.  Transfers that were made out of Level 2 represent securities no longer being fair valued by the Adviser using observable inputs due to either the liquidation of those securities or that they are now being valued using quoted prices in active markets.  Transfers between levels are recognized as of the end of the reporting period.

Parr Family of Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

The following is a reconciliation of assets for which level 3 inputs were used in determining value:

	Common Stock	Warrants	Totals

Beginning Balance April 31, 2010	$350,000	$-	$350,000
Total Realized Gain/Loss	-	-	-
Change in unrealized appreciation	50,000	-	50,000
Cost of Purchases	-	-	-
Proceeds from Sales	-	-	-
Accrued Interest	-	-	-
Net transfers in/out of level 3	-	-	-
Ending balance January 31, 2011	$400,000	$-	$400,000

The total change in unrealized appreciation attributable to level 3 investments still held at January 31, 2011 was as follows:

	Common Stock	Warrants	Totals

Change in unrealized appreciation	$50,000	$-	$50,000

Tax Matters—For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at January 31, 2010 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$ 12,343,868	$ 838,921	$ (2,251,654)	$ (1,412,733)

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Parr Family of Funds

By:	/s/ Stephen L. Parr
Name:	Stephen L. Parr
Title:	President
Date:	March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen L. Parr
Name:	Stephen L. Parr
Title:	President
Date:	March 30, 2011

By:	/s/ Dorothy Westmoreland
Name:	Dorothy Westmoreland
Title:	Treasurer
Date:	March 30, 2011